Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation

12. Share-Based Compensation

In April 2006, DPL's shareholders approved The DPL Inc. Equity and Performance Incentive Plan (the EPIP) which became immediately effective for a term of ten years. The Compensation Committee of the Board of Directors designated the employees and directors eligible to participate in the EPIP and the times and types of awards to be granted. A total of 4,500,000 shares of DPL common stock had been reserved for issuance under the EPIP.

As a result of the Merger with AES (see Note 2), vesting of all share-based awards was accelerated as of the Merger date. The remaining compensation expense of $5.5 million ($3.6 million after tax) was expensed as of the Merger date.

The following table summarizes share-based compensation expense (note that there is no share-based compensation activity after November 27, 2011 as a result of the Merger):

	Predecessor
		For the years ended
		December 31,
	January 1,
	2011
	through
	November
$ in millions	27, 2011	2010	2009
Restricted stock units	$-	$-	$-
Performance shares	2.4	2.1	1.8
Restricted shares	5.3	1.7	0.7
Non-employee directors' RSUs	0.6	0.4	0.5
Management performance shares	1.8	0.5	0.7
Share-based compensation included in
Operation and maintenance expense	10.1	4.7	3.7
Income tax expense / (benefit)	(3.5)	(1.6)	(1.3)
Total share-based compensation, net of tax	$6.6	$3.1	$2.4

Share-based awards issued in DPL's common stock were distributed from treasury stock prior to the Merger; as of the Merger date, remaining share-based awards were distributed in cash in accordance with the Merger Agreement.

Determining Fair Value

Valuation and Amortization Method – We estimated the fair value of performance shares using a Monte Carlo simulation; restricted shares were valued at the closing market price on the day of grant and the Directors' RSUs were valued at the closing market price on the day prior to the grant date. We amortized the fair value of all awards on a straight-line basis over the requisite service periods, which were generally the vesting periods.

Expected Volatility – Our expected volatility assumptions were based on the historical volatility of DPL common stock. The volatility range captured the high and low volatility values for each award granted based on its specific terms.

Expected Life – The expected life assumption represented the estimated period of time from the grant date until the exercise date and reflected historical employee exercise patterns.

Risk-Free Interest Rate – The risk-free interest rate for the expected term of the award was based on the corresponding yield curve in effect at the time of the valuation for U.S. Treasury bonds having the same term as the expected life of the award, i.e., a five-year bond rate was used for valuing an award with a five year expected life.

Expected Dividend Yield – The expected dividend yield was based on DPL's current dividend rate, adjusted as necessary to capture anticipated dividend changes and the 12 month average DPL common stock price.

Expected Forfeitures – The forfeiture rate used to calculate compensation expense was based on DPL's historical experience, adjusted as necessary to reflect special circumstances.

Stock Options

In 2000, DPL's Board of Directors adopted and DPL's shareholders approved The DPL Inc. Stock Option Plan. With the approval of the EPIP in April 2006, no new awards were granted under The DPL Inc. Stock Option Plan. Prior to the Merger, all outstanding stock options had been exercised or had expired.

Summarized stock option activity was as follows (note that there is no stock option activity after November 27, 2011 as a result of the Merger):

	Predecessor
		For the years ended
		December 31,
	January 1,
	2011
	through
	November
	27, 2011	2010	2009
Options:
Outstanding at beginning of period	351,500	417,500	836,500
Granted	-	-	-
Exercised	(75,500)	(66,000)	(419,000)
Expired	(276,000)	-	-
Forfeited	-	-	-
Outstanding at end of period	-	351,500	417,500

Exercisable at end of period	-	351,500	417,500

Weighted average option prices per share:
Outstanding at beginning of period	$28.04	$27.16	$24.64
Granted	$-	$-	$-
Exercised	$21.02	$21.00	$21.53
Expired	$29.42	$-	$-
Forfeited	$-	$-	$-
Outstanding at end of period	$-	$28.04	$27.16

Exercisable at end of period	$-	$28.04	$27.16

The following table reflects information about stock option activity during the period (note that there is no stock option activity after November 27, 2011 as a result of the Merger):

	Predecessor
		For the years ended
		December 31,
	January 1,
	2011
	through
	November
$ in millions	27, 2011	2010	2009
Weighted-average grant date fair value of options
granted during the period	$-	$-	$-
Intrinsic value of options exercised during the period	$0.7	$0.5	$2.2
Proceeds from stock options exercised during the period	$1.6	$1.4	$9.0
Excess tax benefit from proceeds of stock options
exercised	$0.2	$0.1	$0.7
Fair value of shares that vested during the period	$-	$-	$-
Unrecognized compensation expense	$-	$-	$-
Weighted average period to recognize
compensation expense (in years)	-	-	-

Restricted Stock Units (RSUs)

RSUs were granted to certain key employees prior to 2001. As of the Merger date, there were no RSUs outstanding.

Summarized RSU activity was as follows (note that there is no RSU activity after November 27, 2011 as a result of the Merger):

	Predecessor
		For the years ended
		December 31,
	January 1,
	2011
	through
	November
	27, 2011	2010	2009
RSUs:
Outstanding at beginning of period	-	3,311	10,120
Granted	-	-	-
Dividends	-	-	-
Exercised	-	(3,311)	(6,809)
Forfeited	-	-	-
Outstanding at end of period	-	-	3,311
Exercisable at end of period	-	-	-

Performance Shares

Under the EPIP, the Board of Directors adopted a Long-Term Incentive Plan (LTIP) under which DPL granted a targeted number of performance shares of common stock to executives. Grants under the LTIP were awarded based on a Total Shareholder Return Relative to Peers performance. The Total Shareholder Return Relative to Peers is considered a market condition in accordance with the accounting guidance for share-based compensation.

At the Merger date, vesting for all non-vested LTIP performance shares was accelerated on a pro rata basis and such shares were cashed out at the $30.00 per share merger consideration price in accordance with the Merger Agreement.

Summarized Performance Share activity was as follows (note that there is no Performance Share activity after November 27, 2011 as a result of the Merger):

	Predecessor
		For the years ended
		December 31,
	January 1,
	2011
	through
	November
	27, 2011	2010	2009
Performance shares:
Outstanding at beginning of year	278,334	237,704	156,300
Granted	85,093	161,534	124,588
Exercised	(198,699)	(91,253)	-
Expired	(66,836)	-	(36,445)
Forfeited	(97,892)	(29,651)	(6,739)
Outstanding at period end	-	278,334	237,704
Exercisable at period end	-	66,836	47,355

The following table reflects information about Performance Share activity during the period (note that there is no Performance Share activity after November 27, 2011 as a result of the Merger):

	Predecessor
		For the years ended
		December 31,
	January 1,
	2011
	through
	November
$ in millions	27, 2011	2010	2009
Weighted-average grant date fair value of performance shares granted
during the period	$2.2	$2.9	$2.8
Intrinsic value of performance shares exercised during the period	$6.0	$2.5	$-
Proceeds from performance shares exercised during the period	$-	$-	$-
Excess tax benefit from proceeds of performance shares exercised	$0.7	$-	$-
Fair value of performance shares that vested during the period	$4.7	$1.6	$1.6
Unrecognized compensation expense	$-	$2.4	$2.1
Weighted average period to recognize compensation expense (in years)	-	1.7	1.7

The following table shows the assumptions used in the Monte Carlo Simulation to calculate the fair value of the performance shares granted during the period:

	Predecessor
		For the years ended
		December 31,
	January 1,
	2011
	through
	November
	27, 2011	2010	2009
Expected volatility	24.0%	24.3%	22.8% - 23.3%
Weighted-average expected volatility	24.0%	24.3%	22.8%
Expected life (years)	3.0	3.0	3.0
Expected dividends	5.0%	4.5%	5.4% - 5.6%
Weighted-average expected dividends	5.0%	4.5%	5.6%
Risk-free interest rate	1.2%	1.4%	0.3% - 1.5%

Restricted Shares

Under the EPIP, the Board of Directors granted shares of DPL Restricted Shares to various executives and other key employees. These Restricted Shares were registered in the recipient's name, carried full voting privileges, received dividends as declared and paid on all DPL common stock and vested after a specified service period.

In July 2008, the Board of Directors granted Restricted Share awards under the EPIP to a select group of management employees. The management Restricted Share awards had a three-year requisite service period, carried full voting privileges and received dividends as declared and paid on all DPL common stock.

On September 17, 2009, the Board of Directors approved a two-part equity compensation award under the EPIP for certain of DPL's executive officers. The first part was a Restricted Share grant and the second part was a matching Restricted Share grant. These Restricted Share grants generally vested after five years if the participant remained continuously employed with DPL or a DPL subsidiary and if the year-over-year average EPS had increased by at least 1% from 2009 to 2013. Under the matching Restricted Share grant, participants had a three-year period from the date of plan implementation during which they could purchase DPL common stock equal in value to up to two times their 2009 base salary. DPL matched the shares purchased with another grant of Restricted Shares (matching Restricted Share grant). The percentage match by DPL is detailed in the table below. The matching Restricted Share grant would have generally vested over a three-year period if the participant continued to hold the originally purchased shares and remained continuously employed with DPL or a DPL subsidiary. The Restricted Shares were registered in the recipient's name, carried full voting privileges and received dividends as declared and paid on all DPL common stock.

The matching criteria were:

Value (Cost Basis) of	Company % Match of
Shares Purchased as a	Value of Shares
% of 2009 Base Salary	Purchased
1% to 25%	25%
>25% to 50%	50%
>50% to 100%	75%
>100% to 200%	125%

The matching percentage was applied on a cumulative basis and the resulting Restricted Share grant was adjusted at the end of each calendar quarter. As a result of the Merger, the matching Restricted Share grants were suspended in March 2011.

In February 2011, the Board of Directors granted a targeted number of time-vested Restricted Shares to executives under the Long-Term Incentive Plan (LTIP). These Restricted Shares did not carry voting privileges nor did they receive dividend rights during the vesting period. In addition, a one-year holding period was implemented after the three-year vesting period was completed.

Restricted Shares could only be awarded in DPL common stock.

At the Merger date, vesting for all non-vested Restricted Shares was accelerated and all outstanding shares were cashed out at the $30.00 per share merger consideration price in accordance with the Merger Agreement.

Summarized Restricted Share activity was as follows (note that there is no Restricted Share activity after November 27, 2011 as a result of the Merger):

	Predecessor
		For the years ended
		December 31,
	January 1,
	2011
	through
	November
	27, 2011	2010	2009
Restricted shares:
Outstanding at beginning of year	219,391	218,197	69,147
Granted	67,346	42,977	159,050
Exercised	(286,737)	(20,803)	(10,000)
Forfeited	-	(20,980)	-
Outstanding at period end	-	219,391	218,197
Exercisable at period end	-	-	-

The following table reflects information about Restricted Share activity during the period (note that there is no Restricted Share activity after November 27, 2011 as a result of the Merger):

	Predecessor
		For the years ended
		December 31,
	January 1,
	2011
	through
	November
$ in millions	27, 2011	2010	2009
Weighted-average grant date fair value of restricted shares granted
during the period	$1.8	$1.1	$4.2
Intrinsic value of restricted shares exercised during the period	$8.6	$0.4	$0.3
Proceeds from restricted shares exercised during the period	$-	$-	$-
Excess tax benefit from proceeds of restricted shares exercised	$0.5	$0.1	$-
Fair value of restricted shares that vested during the period	$7.5	$0.6	$0.3
Unrecognized compensation expense	$-	$3.4	$4.3
Weighted-average period to recognize compensation expense (in years)	-	2.7	3.4

Non-Employee Director Restricted Stock Units

Under the EPIP, as part of their annual compensation for service to DPL and DP&L, each non-employee Director received a retainer in RSUs on the date of the shareholders' annual meeting. The RSUs became non-forfeitable on April 15 of the following year. The RSUs accrued quarterly dividends in the form of additional RSUs. Upon vesting, the RSUs became exercisable and were distributed in DPL common stock, unless the Director chose to defer receipt of the shares until a later date. The RSUs were valued at the closing stock price on the day prior to the grant and the compensation expense was recognized evenly over the vesting period.

At the Merger date, vesting for the remaining non-vested RSUs was accelerated and all vested RSUs (current and prior years) were cashed out at the $30.00 per share merger consideration price in accordance with the Merger Agreement.

The following table reflects information about Restricted Stock Unit activity (note that there is no non-employee Director RSU activity after November 27, 2011 as a result of the Merger):

	Predecessor
		For the years ended
		December 31,
	January 1,
	2011
	through
	November
	27, 2011	2010	2009
Restricted stock units:
Outstanding at beginning of year	16,320	20,712	15,546
Granted	14,392	15,752	20,016
Dividends accrued	3,307	2,484	1,737
Vested and exercised	(34,019)	(2,618)	(2,066)
Vested, exercised and deferred	-	(20,010)	(14,521)
Forfeited	-	-	-
Outstanding at period end	-	16,320	20,712
Exercisable at period end	-	-	-

The following table reflects information about non-employee Director RSU activity during the period (note that there is no non-employee Director RSU activity after November 27, 2011 as a result of the Merger):

	Predecessor
		For the years ended
		December 31,
	January 1,
	2011
	through
	November
$ in millions	27, 2011	2010	2009
Weighted-average grant date fair value of non-employee Director RSUs
granted during the period	$0.5	$0.5	$0.5
Intrinsic value of non-employee Director RSUs exercised during the period	$1.0	$0.5	$0.4
Proceeds from non-employee Director RSUs exercised during the period	$-	$-	$-
Excess tax benefit from proceeds of non-employee Director RSUs exercised	$-	$-	$-
Fair value of non-employee Director RSUs that vested during the period	$1.0	$0.6	$0.5
Unrecognized compensation expense	$-	$0.1	$0.1
Weighted-average period to recognize compensation expense (in years)	-	0.3	0.3

Management Performance Shares

Under the EPIP, the Board of Directors granted compensation awards for select management employees. The grants had a three year requisite service period and certain performance conditions during the performance period. The management performance shares could only be awarded in DPL common stock.

At the Merger date, vesting for all non-vested management performance shares was accelerated; some of the awards vested at target shares and other awards vested at a pro rata share of target. All vested shares were cashed out at the $30.00 per share merger consideration price in accordance with the Merger Agreement.

Summarized Management Performance Share activity was as follows (note that there is no Management Performance Share activity after November 27, 2011 as a result of the Merger):

	Predecessor
		For the years ended
		December 31,
	January 1,
	2011
	through
	November
	27, 2011	2010	2009
Management performance shares:
Outstanding at beginning of year	104,124	84,241	39,144
Granted	49,510	37,480	48,719
Expired	(31,081)	-	-
Exercised	(111,289)	-	-
Forfeited	(11,264)	(17,597)	(3,622)
Outstanding at period end	-	104,124	84,241
Exercisable at period end	-	31,081	-

The following table shows the assumptions used in the Monte Carlo Simulation to calculate the fair value of the Management Performance Shares granted during the period:

	Predecessor
		For the years ended
		December 31,
	January 1,
	2011
	through
	November
	27, 2011	2010	2009
Expected volatility	24.0%	24.3%	22.8%
Weighted-average expected volatility	24.0%	24.3%	22.8%
Expected life (years)	3.0	3.0	3.0
Expected dividends	5.0%	4.5%	5.6%
Weighted-average expected dividends	5.0%	4.5%	5.6%
Risk-free interest rate	1.2%	1.4%	1.5%

The following table reflects information about Management Performance Share activity during the period (note that there is no Management Performance Share activity after November 27, 2011 as a result of the Merger):

	Predecessor
		For the years ended
		December 31,
	January 1,
	2011
	through
	November
$ in millions	27, 2011	2010	2009
Weighted-average grant date fair value of management performance shares
granted during the period	$1.3	$0.9	$1.0
Intrinsic value of management performance shares exercised during the period	$3.3	$-	$-
Proceeds from management performance shares exercised during the period	$-	$-	$-
Excess tax benefit from proceeds of management performance shares exercised	$-	$-	$-
Fair value of management performance shares that vested during the period	$2.7	$0.9	$-
Unrecognized compensation expense	$-	$0.9	$1.0
Weighted-average period to recognize compensation expense (in years)	-	1.7	1.6